UNITED STATES
		       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

				    Form 13F

			      FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Emmett M. Murphy
Address:      201 Main Street, Suite 1555
              Fort Worth, Texas 76102


13F File Number:  28-11325

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Emmett M. Murphy
Title:     President
Phone:     817-335-1145

Signature, Place, and Date of Signing:

Emmett M. Murphy, Fort Worth, Texas July 17, 2007

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 	 0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total:  $133,101 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

							FORM 13F INFORMATION TABLE
                                                          VALUE    SHRS OR  SH/ PUT/ INVSTMT OTHER          VOTING   AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (X$1000) PRN AMT  PRN CALL DISCRTN MANAGERS     SOLE     SHARED   NONE
WTS HMP EQUITY HOLDINGS CO.   CV WAR            CERIWTS     182   25000       SH       SOLE                 25000       0     0
*** INTEROIL CORP             COMMON            460951106   2841  150000      SH       SOLE                 150000      0     0
AMERICAN COMMERCIAL LINES     COMMON            025195207   521   20000       SH       SOLE                 20000       0     0
ASPENBIO PHARMA INC.          OTC IS            045346103   1237  266000      SH       SOLE                 266000      0     0
BEHIHANA NATIONAL CORP.       OTC IS            082047200   2536  126800      SH       SOLE                 126800      0     0
BENIHANA NATL CORP.           OTC IS            082047101   1275  63400       SH       SOLE                 63400       0     0
BUCA INC                      OTC IS            117769109   373   106600      SH       SOLE                 106600      0     0
CECO ENVIRONMENTAL CORP.      OTC IS            125141101   2870  250000      SH       SOLE                 250000      0     0
CIRRUS LOGIC INC.             OTC IS            172755100   1724  207761      SH       SOLE                 207761      0     0
COAL CORP MINING              COMMON            190135103   1970  468572      SH       SOLE                 468572      0     0
CORE MARK HOLDING CO          COMMON            218681104   6560  182311      SH       SOLE                 182311      0     0
EMCORE GROUP INC.             OTC IS            29084Q100   3645  50000       SH       SOLE                 50000       0     0
ENERGY PARTNERS LTD.          COMMON            29270U105   2504  150000      SH       SOLE                 150000      0     0
ENGLOBAL CORPORATION          COMMON            293306106   4280  352300      SH       SOLE                 352300      0     0
FRONTIER OIL CORP             COMMON            35914P105   5909  135000      SH       SOLE                 135000      0     0
INTERWOVEN INC.               OTC IS            46114T508   3993  284400      SH       SOLE                 284400      0     0
INVERNESS MED TECHNOLOGY INC. COMMON            46126P106   12755 250000      SH       SOLE                 250000      0     0
IPASS INC.                    OTC IS            46261V108   5962  1100000     SH       SOLE                 1100000     0     0
KIRBY CORP.                   COMMON            497266106   7678  200000      SH       SOLE                 200000      0     0
MICRUS ENDOVASCULAR           OTC IS            59518V102   2922  118800      SH       SOLE                 118800      0     0
MMC ENERGY INC.               OTC IS            55312Q208   1235  225000      SH       SOLE                 225000      0     0
MOBILE MINI INC.              OTC IS            60740F105   3796  130000      SH       SOLE                 130000      0     0
OSI SYSTEMS INC.              OTC IS            671044105   5218  190800      SH       SOLE                 190800      0     0
PALADIN RESOURCES LTD         OTC IS            Q7264T104   2784  400000      SH       SOLE                 400000      0     0
PANTRY INC DEL                OTC IS            698657103   6482  140600      SH       SOLE                 140600      0     0
PARALLEL PETE CORP DEL        OTC IS            699157103   4139  189000      SH       SOLE                 189000      0     0
PENN OCTANE CORP.             OTC IS            707573101   11    15500       SH       SOLE                 15500       0     0
PENN TREATY AMERN CORP.       COMMON            707874400   1765  308600      SH       SOLE                 308600      0     0
PIER 1 IMPORTS                COMMON            720279108   425   50000       SH       SOLE                 50000       0     0
QUIDEL CORP.                  OTC IS            74838J101   4390  250000      SH       SOLE                 250000      0     0
SECURE COMPUTING CORPORATION  OTC IS            813705100   2190  288500      SH       SOLE                 288500      0     0
SUN HEALTHCARE GROUP INC.     OTC IS            866933401   6521  450000      SH       SOLE                 450000      0     0
TESORO PETROLEUM CORP         COMMON            881609101   10287 180000      SH       SOLE                 180000      0     0
UNITED RETAIL GROUP INC.      OTC IS            911380103   2770  238200      SH       SOLE                 238200      0     0
URANIUM RESOURCES INC.        OTC IS            916901507   1114  101000      SH       SOLE                 101000      0     0
VOLCANO CORP.                 OTC IS            928645100   1011  50000       SH       SOLE                 50000       0     0
WESTSIDE ENERGY CORP.         OTC IS            96149R100   1077  300000      SH       SOLE                 300000      0     0
WORLD FUEL SERVICES CORP.     COMMOM            981475106   6103  145100      SH       SOLE                 145100      0     0
WTS JAMBA INC.                COMMON            47023A119   46    13100       SH       SOLE                 13100       0     0
    Page Column Totals                                      133101